Convertible notes, net (Tables)	12 Months Ended
Mar. 31, 2017
Convertible notes, net
Schedule of the KKR and GM Notes, net

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Principal amount of the KKR Notes	421,672	449,608	65,319
Principal amount of the GM Notes	324,363	345,852	50,246
Cumulative interest payables	164,624	236,389	34,343
Less: Unamortized debt issuance costs	(4,437)	(695)	(101)

Convertible notes, net	906,222	1,031,154	149,807

Representing:
Current portion	—	1,031,154	149,807
Non-current portion	906,222	—	—

Convertible notes, net	906,222	1,031,154	149,807

Schedule of interest relating to the Notes

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

KKR Notes interest incurred	53,222	57,807	65,130	9,462
GM Notes interest incurred	40,008	43,399	48,863	7,099
Amortization of debt issuance costs	3,610	3,712	3,947	573

Total interest expense	96,840	104,918	117,940	17,134